April 29, 2015

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Index Funds (the Trust)
File No. 2-56846

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospec-
tus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Laura J. Merianos
Principal
The Vanguard Group, Inc.